Filed pursuant to Rule 497(k)(1)(i)


                                                 January 14, 2000


        PROFILE



CitiFunds Money Market Funds
        CitiFunds Cash Reserves
        CitiFunds U.S. Treasury Reserves
        CitiFunds Tax Free Reserves
        CitiFunds California Tax Free Reserves
        CitiFunds Connecticut Tax Free Reserves
        CitiFunds New York Tax Free Reserves







This profile summarizes key information about CitiFunds Money Market Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-625-4554.

Table of Contents

The Funds' Goals.........................................x

The Funds' Main Investment Strategies....................x

The Main Risks of Investing in the Funds.................x

     Who May Want to Invest..............................x

     How the Funds have Performed........................x

The Funds' Fees and Expenses.............................x

Management of the Funds..................................x

How to Buy Shares........................................x

How to Sell Shares.......................................x

Fund Distributions and Tax Information...................x

Shareholder Services.....................................x

The Funds' Goals

CitiFunds Cash Reserves seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

CitiFunds U.S. Treasury Reserves seeks to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

CitiFunds Tax Free Reserves seeks to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

CitiFunds California Tax Free Reserves seeks to provide its shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

CitiFunds Connecticut Tax Free Reserves seeks to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

CitiFunds New York Tax Free Reserves seeks to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.



Of course, there is no assurance that any of the Funds will achieve their goals.



      Each of the Funds described in this profile is a money market fund.
         Money market funds must follow strict rules about the quality, maturity and other features of the securities they purchase.
       The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The Funds' Main Investment Strategies

CitiFunds Cash Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include obligations of U.S. and non-U.S. banks, commercial paper and asset backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

CitiFunds U.S. Treasury Reserves invests in U.S. Treasury bills, notes and bonds; Treasury receipts; and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

CitiFunds Tax Free Reserves
CitiFunds California Tax Free
Reserves
CitiFunds Connecticut Tax Free
Reserves
CitiFunds New York Tax Free
Reserves

------------------------------------------
MUNICIPAL OBLIGATIONS
Municipal obligations are debt
securities issued by states, cities and
towns and other political or public
entities or agencies or qualifying
issuers.  The interest paid on these debt
securities is free from federal income
tax, but is generally lower than the
interest paid on taxable securities.
------------------------------------------

Each of these Funds invests, under normal market conditions, at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Each of these Funds may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees. Each of these Funds may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

Under normal market conditions, CITIFUNDS CALIFORNIA TAX FREE RESERVES invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories. When acceptable California municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes.

Under normal market conditions, CITIFUNDS CONNECTICUT TAX FREE RESERVES invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories. When acceptable Connecticut municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.

Under normal market conditions, CITIFUNDS NEW YORK TAX FREE RESERVES invests at least 65% of its assets in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories. When acceptable New York municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to New York personal income taxes.









YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS IN THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN ADDITION, THE FUNDS' ANNUAL REPORTS CONTAIN DISCUSSIONS OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THE LAST FISCAL YEAR. YOU MAY OBTAIN THESE REPORTS AT NO COST BY CALLING 1-800-625-4554.

The Main Risks of Investing in the Funds

Investing in a mutual fund involves risk. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Funds are described below. Please note that there are many other factors which could adversely affect your investment and that could prevent a Fund from achieving its goals, which are not described here. Before investing, you should carefully consider the risks that you will assume.

o YIELD FLUCTUATION: The Funds invest in short term money market instruments. As a result, the amount of income paid to you by the Funds will vary depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

o CREDIT RISK: The Funds invest in high quality debt securities, meaning securities that are rated, when the Funds buy them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in Citibank's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Funds. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by a Fund, or a significant decline in the value of a Fund investment, could cause the value of your investment in the Fund to decline.

o INTEREST RATE AND MARKET RISK: A major change in interest rates or a significant decline in the market value of a Fund's investment could cause the value of your investment in the Fund, or its yield, to decline.

o YEAR 2000 RISK: The Funds could be adversely affected if the computer systems used by the Funds or their service providers have not been programmed to process information accurately on or after January 1, 2000. The Funds, and their service providers, have made efforts to resolve any potential Year 2000 problems. While it is likely these efforts will be successful, the failure to implement any necessary modifications could have an adverse impact on the Funds. The Funds also could be adversely affected if the issuers of securities held by the Funds or the markets on which such securities are traded do not solve their Year 2000 problems, or if it costs them large amounts of money to solve these problems.

o $1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, a Fund could reduce the number of its outstanding shares. The
     Fund could do this if there were a default on, or significant decline in value of, an investment held by the Fund. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

THE FOLLOWING ADDITIONAL RISKS ARE SPECIFIC TO CERTAIN OF THE CITIFUNDS MONEY MARKET FUNDS:

CITIFUNDS CASH RESERVES
o FOREIGN SECURITIES: Investors in Cash Reserves should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.

o CONCENTRATION IN BANK OBLIGATIONS: Cash Reserves concentrates in bank obligations. This means that an investment in Cash Reserves may be particularly susceptible to events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

CITIFUNDS TAX FREE RESERVES
o NON-DIVERSIFIED STATUS: Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Tax Free Reserves also may invest 25% or more of its assets in securities the issuers of which are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in this policy when compared with a more diversified mutual fund.

o CONCENTRATION IN BANK PARTICIPATION INTERESTS: Tax Free Reserves concentrates in participation interests in municipal obligations which are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in Tax Free Reserves is particularly susceptible to events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
o NON-DIVERSIFIED STATUS: California Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. California Tax Free Reserves also may invest 25% or more of its assets in securities the issuers of which are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in this policy when compared with a more diversified mutual fund.

o CONCENTRATION IN BANK PARTICIPATION INTERESTS: California Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in California Tax Free Reserves is particularly susceptible to events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

o CALIFORNIA ISSUERS: Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. As a result, this Fund has more risk than a broadly diversified money market fund.

     You should be aware of special economic factors affecting California which are summarized below. The Fund has obtained this information from the issuers of California municipal obligations, and is not responsible for its accuracy or timeliness.

     Issuers of California municipal obligations experienced severe financial difficulties in the early 1990's. Although California's economy has been recovering, there is no assurance that this will continue. Recent global economic events have begun to hurt the earnings of companies in California. If California were to experience economic difficulties again, the value of your investment in the Fund could decline. The Fund also could have difficulty in finding high quality California municipal obligations available for investment. This could cause the amount of the Fund's income that is subject to California tax to increase. Because many municipal issuers depend on real estate as a source of revenue, dislocations in the real estate market may cause the Fund similar problems, as could any legislative initiatives resulting in the reduction of state revenues or allocations of revenues to local governments.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
o NON-DIVERSIFIED STATUS: Connecticut Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Connecticut Tax Free Reserves also may invest 25% or more of its assets in securities the issuers of which are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in this policy when compared with a more diversified mutual fund.

o CONCENTRATION IN BANK PARTICIPATION INTERESTS: Connecticut Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in Connecticut Tax Free Reserves is particularly susceptible to events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

o CONNECTICUT ISSUERS: Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. As a result, this Fund has more risk than a broadly diversified money market fund.

     You should be aware of special economic factors affecting Connecticut which are summarized below. The Fund has obtained this information from the issuers of Connecticut municipal obligations, and is not responsible for its accuracy or timeliness.

     In the early 1990's, some rating agencies downgraded Connecticut's general obligation bonds because of recurring budgetary problems. Other downgrades have occurred since that time. If similar events were to occur again, the value of your investment in the Fund could decline. The Fund also could have difficulty in finding high quality Connecticut municipal obligations available for investment. This could cause the amount of the Fund's income that is subject to Connecticut tax to increase. Because many municipal issuers depend on real estate as a source of revenue, dislocations in the real estate market may cause the Fund similar problems, as could any legislative initiatives resulting in the reduction of state revenues or allocations of them to local governments.

CITIFUNDS NEW YORK TAX FREE RESERVES
o NON-DIVERSIFIED STATUS: New York Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. New York Tax Free Reserves also may invest 25% or more of its assets in securities the issuers of which are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in this policy when compared with a more diversified mutual fund.

o CONCENTRATION IN BANK PARTICIPATION INTERESTS: New York Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in New York Tax Free Reserves is particularly susceptible to events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

o NEW YORK ISSUERS: Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York. As a result, this Fund has more risk than a broadly diversified money market fund.

     You should be aware of special economic factors affecting New York which are summarized below. The Fund has obtained this information from the issuers of New York municipal obligations, and is not responsible for its accuracy or timeliness.

     New York State and other issuers of New York municipal obligations have experienced financial difficulties over the past several years. Although the New York economy has improved more recently, there is no assurance that this will continue. Recent global economic events have begun to hurt the earnings of companies in New York. If New York were to experience economic difficulties again, the value of your investment in the Fund could decline. In addition, the Fund also could have difficulty in finding high quality New York municipal obligations available for investment. This could cause the amount of the Fund's income that is subject to New York taxes to increase. Because many municipal issuers depend on real estate as a source of revenue, dislocations in the real estate market may cause the Fund similar problems, as could any legislative initiatives resulting in the reduction of state revenues or allocations of them to local governments.

Who May Want to Invest in the Funds?

Keep in mind that an investment in a money market fund is not a complete investment program. Also note that these Funds may not be appropriate if you are seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

Consider investing in CITIFUNDS CASH RESERVES if:
     o  You're seeking current income and a stabilized share price.
     o You want to be able to convert your investment to cash quickly with reduced risk to principal.
     o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Consider investing in CITIFUNDS U.S. TREASURY RESERVES if:
     o  You're seeking current income and a stabilized share price.
     o You want to be able to convert your investment to cash quickly with reduced risk to principal.
     o You want the added safety of a fund that invests only in U.S. government securities.

Consider investing in CITIFUNDS TAX FREE RESERVES if:
     o  You're seeking federal tax-exempt income from your investment.*
     o  You're seeking current income and a stabilized share price.
     o You want to be able to convert your investment to cash quickly with reduced risk to principal.

Consider investing in CITIFUNDS CALIFORNIA TAX FREE RESERVES if:
     o  You're seeking tax-exempt income from your investment.*
     o  You're seeking current income and a stabilized share price.
     o You want to be able to convert your investment to cash quickly with reduced risk to principal.
     o  Your income is subject to California personal income tax.

Consider investing in CITIFUNDS CONNECTICUT TAX FREE RESERVES if:
     o  You're seeking tax-exempt income from your investment.*
     o  You're seeking current income and a stabilized share price.
     o You want to be able to convert your investment to cash quickly with reduced risk to principal.
     o  Your income is subject to Connecticut personal income tax.

Consider investing in CITIFUNDS NEW YORK TAX FREE RESERVES if:
     o  You're seeking tax-exempt income from your investment.*
     o  You're seeking current income and a stabilized share price.

     o You want to be able to convert your investment to cash quickly with reduced risk to principal.
     o Your income is subject to New York State or New York City personal income taxes.


     *Some income may be subject to tax. Please consult your personal tax adviser. Please note that these tax-exempt funds are not appropriate if you don't need your income to be tax-exempt or if you are investing through a tax-deferred vehicle--such as an IRA account.

How the Funds Have Performed

The following bar charts and tables can help you evaluate the risks and performance of the Funds. The bar charts show changes in the Funds' total returns from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to the average performance of other money market funds for the same time periods. The Funds' performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Funds' performance may go down. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

CitiFunds Cash Reserves

     o The Fund offers three classes of shares, Class A, Class B and Class N and the bar chart shows the performance of the Class N shares only. The chart and the related information do not take into account any sales charges that you may be required to pay upon the sale of shares of other classes of the Fund. Any sales charges will reduce your return. You should also note that Class B performance is lower than that shown for Class N shares because of higher expenses.

     o The returns for Class B shown in the table have been adjusted to reflect the maximum deferred sales charge currently applicable to the Class B shares.

ANNUAL TOTAL RETURNS--CLASS N

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1989      8.83%
1990      7.88%
1991      5.87%
1992      3.30%
1993      2.71%
1994      3.84%
1995      5.59%
1996      4.97%
1997      5.14%
1998      5.05%
1999      xxxx%

===============================================================================
FUND'S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered By the Bar Chart
------------------------------------------------------
                             QUARTER ENDING
Highest        2.26%         June 30, 1989
Lowest         0.64%         March 31, 1993

===============================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 1999)
------------------------------------------------------
                     1 YEAR      5 YEARS      10 YEARS

CitiFunds Cash
Reserves

  Class N              xxxx%       xxxx%        xxxx%

  Class A              xxxx%        N/A          N/A

  Class B              xxxx%        N/A          N/A


IBC/Financial Data     xxxx%       xxxx%        xxxx%
1st Tier Taxable
Money Market Funds
Average
===============================================================================
The Fund's 7-day yield for the week ending December 31, 1999 was xxxx%.

CitiFunds U.S. Treasury Reserves

ANNUAL TOTAL RETURNS

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1992      3.16%
1993      2.54%
1994      3.44%
1995      5.09%
1996      4.59%
1997      4.64%
1998      4.50%
1999      xxxx%

===============================================================================
FUND'S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered By the Bar Chart
------------------------------------------------------
                             QUARTER ENDING
Highest        1.31%         June 30, 1995
Lowest         0.61%         June 30, 1993

===============================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 1999)
------------------------------------------------------
                        1 YEAR     5 YEAR    LIFE OF FUND
                                            (SINCE 5/3/91)
CitiFunds U.S.          xxxx%       xxxx%       xxxx%
 Treasury Reserves

IBC/Financial Data      xxxx%       xxxx%          *
100% U.S. Treasury
Rated Money Market
Funds Average
===============================================================================
*Information regarding performance for this period is not available.
The Fund's 7-day yield for the week ending December 31, 1999 was xxxx%.

CitiFunds Tax Free Reserves

ANNUAL TOTAL RETURNS

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1989      5.95%
1990      5.39%
1991      4.24%
1992      2.60%
1993      1.92%
1994      2.35%
1995      3.34%
1996      2.91%
1997      3.12%
1998      2.96%
1999      xxxx%

===============================================================================
FUND'S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered By the Bar Chart
------------------------------------------------------
                                      QUARTER ENDING
Highest               1.54%           June 30, 1989
Lowest                0.43%           March 31, 1994

===============================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 1999)
------------------------------------------------------
                        1 YEAR     5 YEAR      10 YEARS

CitiFunds Tax           xxxx%       xxxx%       xxxx%
 Free Reserves

IBC/Financial Data      xxxx%       xxxx%       xxxx%
General Purpose Tax
Free Money Market
Funds Average
===============================================================================
The Fund's 7-day yield for the week ending December 31, 1999 was xxxx%.

CitiFunds California Tax Free Reserves

ANNUAL TOTAL RETURNS

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1993      2.30%
1994      2.66%
1995      3.57%
1996      2.93%
1997      3.02%
1998      2.82%
1999      xxxx%
===============================================================================
FUND'S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered By the Bar Chart
------------------------------------------------------
                                    QUARTER ENDING
Highest               0.93%         June 30, 1995
Lowest                0.53%         March 31, 1994

===============================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 1999)
------------------------------------------------------
                        1 YEAR     5 YEAR    LIFE OF FUND
                                            (SINCE 3/10/92)
CitiFunds California    xxxx%       xxxx%       xxxx%
 Tax Free Reserves

IBC/Financial Data      xxxx%       xxxx%           *
California Tax Free
Money Market Funds
Average
===============================================================================
*Information regarding performance for this period is not available.
The Fund's 7-day yield for the week ending December 31, 1999 was xxxx%.

CitiFunds Connecticut Tax Free Reserves

ANNUAL TOTAL RETURNS

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1994      2.80%
1995      3.63%
1996      2.97%
1997      3.00%
1998      2.92%
1999      xxxx%

===============================================================================
FUND'S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered By the Bar Chart
------------------------------------------------------
                                    QUARTER ENDING
Highest               0.94%         June 30, 1995
Lowest                0.49%         March 31, 1994

===============================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 1999)
------------------------------------------------------
                        1 YEAR     5 YEAR    LIFE OF FUND
                                            (SINCE 12/1/93)
CitiFunds Connecticut    xxxx%      xxxx%       xxxx%
 Tax Free Reserves

IBC/Financial Data       xxxx%      xxxx%           *
Connecticut Tax Free
Money Market Funds
Average
===============================================================================
*Information regarding performance for this period is not available.
The Fund's 7-day yield for the week ending December 31, 1999 was xxxx%.

CitiFunds New York Tax Free Reserves

ANNUAL TOTAL RETURNS

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1989      5.48%
1990      5.20%
1991      3.86%
1992      2.38%
1993      1.79%
1994      2.30%
1995      3.31%
1996      2.86%
1997      3.06%
1998      2.91%
1999      xxxx%

===============================================================================
FUND'S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered By the Bar Chart
------------------------------------------------------
                                    QUARTER ENDING
Highest               1.41%         June 30, 1989
Lowest                0.42%         June 30, 1993

===============================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 1999)
------------------------------------------------------
                        1 YEAR     5 YEAR      10 YEARS

CitiFunds New York       xxxx%      xxxx%       xxxx%
 Tax Free Reserves

IBC/Financial Data       xxxx%      xxxx%       xxxx%
New York Tax Free
Money Market Funds
Average
===============================================================================
The Fund's 7-day yield for the week ending December 31, 1999 was xxxx%.

   The Funds' Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

   Shareholder Fees (fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------
                                                               CITIFUNDS     CITIFUNDS    CITIFUNDS
         CITIFUNDS CASH           CITIFUNDS U.S.  CITIFUNDS    CALIFORNIA   CONNECTICUT    NEW YORK
            RESERVES                TREASURY      TAX FREE      TAX FREE      TAX FREE     TAX FREE
CLASS A      CLASS B     CLASS N    RESERVES      RESERVES      RESERVES      RESERVES     RESERVES
-----------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases
 None          None        None       None          None          None          None         None
Maximum Deferred Sales Charge (Load)
 None(1)      5.00%(2)     None       None          None          None          None         None
-----------------------------------------------------------------------------------------------------

       (1)Except that if your Class A shares were received in exchange for Class A Shares of another CitiFund that were subject to a deferred sales charge, you may be subject to that deferred sales charge.
       (2)Class B shares have a contingent deferred sales charge (CDSC) which is deducted from your sale proceeds if you sell your Class B shares within five years of your original purchase of the shares. Your actual CDSC will be the highest CDSC applicable to any CitiFund from which you have exchanged. The Maximum applicable CDSC, as a percentage of the offering price, is shown below:

                                                          CDSC ON SHARES
               SALE DURING                                 BEING SOLD
               1st year since purchase                          5%
               2nd year since purchase                          4%
               3rd year since purchase                          3%
               4th year since purchase                          2%
               5th year since purchase                          1%
               6th year since purchase                          None

   Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of average net assets

---------------------------------------------------------------------------------------------------------
                                                                   CITIFUNDS     CITIFUNDS    CITIFUNDS
          CITIFUNDS CASH           CITIFUNDS U.S.  CITIFUNDS TAX   CALIFORNIA   CONNECTICUT    NEW YORK
          RESERVES(1)(2)             TREASURY         FREE         TAX FREE      TAX FREE      TAX FREE
CLASS A      CLASS B     CLASS N   RESERVES(1)(2)  RESERVES(1)(2)  RESERVES(1)  RESERVES(1)   RESERVES(1)
---------------------------------------------------------------------------------------------------------

Management Fees
   .15%        .15%        .15%         .15%            .20%          .20%         .20%         .20%
Distribution (12b-1) Fees
   .20%        .75%        .20%         .20%            .20%          .20%         .20%         .20%
Other Expenses
   .79%        .79%        .79%         .72%            .61%          .58%         .61%         .54%
Total Annual Fund Operating Expenses
  1.14%       1.69%       1.14%        1.07%           1.01%          .98%        1.01%         .94%
---------------------------------------------------------------------------------------------------------

       (1)Because some of these Funds' expenses were waived or reimbursed, the actual total operating costs for the prior year were:

                      CITIFUNDS CASH RESERVES - CLASS A          .70%
                      CITIFUNDS CASH RESERVES - CLASS B          1.45%
                      CITIFUNDS CASH RESERVES - CLASS N          .70%
                      CITIFUNDS U.S. TREASURY RESERVES           .70%
                      CITIFUNDS TAX FREE RESERVES                .65%
                      CITIFUNDS CALIFORNIA TAX FREE RESERVES     .65%

                      CITIFUNDS CONNECTICUT TAX FREE RESERVES    .65%
                      CITIFUNDS NEW YORK TAX FREE RESERVES       .65%

          These fee waivers and reimbursements may be reduced or terminated at any time.

       (2)This Fund invests in securities through an underlying mutual fund. This table reflects the expenses of both the Fund and that underlying mutual fund.

Example

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that:
o    you invest $10,000 in a Fund for the time periods indicated
o    you reinvest all dividends
o    you then sell all of your shares at the end of those periods
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the Fund Fees and Expenses tables remain the same before taking into consideration any fee waivers or reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

==========================================================================================
                                                 1 year     3 years   5 years   10 years
==========================================================================================
CitiFunds Cash Reserves
  Class A                                       $116       $362      $628       $1,386
  Class B*
    Assuming redemption at end of period        $672       $833      $1,108     $1,998
    Assuming no redemption                      $172       $533      $918       $1,998
  Class N                                       $116       $362      $628       $1,386
==========================================================================================
CitiFunds U.S. Treasury Reserves                $109       $340      $590       $1,306
==========================================================================================
CitiFunds Tax Free Reserves                     $103       $322      $558       $1,236
==========================================================================================
CitiFunds California Tax Free Reserves          $100       $312      $542       $1,201
==========================================================================================
CitiFunds Connecticut Tax Free Reserves         $103       $322      $558       $1,236
==========================================================================================
CitiFunds New York Tax Free Reserves            $96        $300      $520       $1,155
==========================================================================================

   *If you own Class B shares of CitiFunds Cash Reserves, two numbers are given, one showing your expenses if you sold (redeemed) all your shares at the end of each period, and one if you held onto your shares. The example also shows the effects of the conversion of Class B shares to Class A shares after 8 years.

Management of the Funds

Each Fund draws on the strength and experience of Citibank as the investment adviser of each Fund. Citibank has been managing money since 1822. Citibank is a wholly-owned subsidiary of Citigroup Inc.

Although Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds, in making investment decisions for the Funds Citibank does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

How to Buy Shares

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer or financial institution that has an agreement with the distributor. You must be a customer of a Shareholder Servicing Agent to purchase shares. Shareholder Servicing Agents are financial institutions that have entered into shareholder servicing agreements concerning the Funds. Your Shareholder Servicing Agent will establish and maintain your account and is the shareholder of record.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received and accepted by the distributor. You pay no sales charge (load) to invest in the Funds except that certain holders of Class A and Class B shares of CitiFunds Cash Reserves may pay a sales charge when they sell their shares.

CitiFunds Cash Reserves offers three classes of shares, Class A, Class B and Class N. Each class has different eligibility requirements and its own combination of charges and fees. Class N, which has no sales charge, is the share class generally available for new investments. Class A and Class B shares are available only by exchange from the Class A or Class B shares of another CitiFund. Class B shares convert automatically into Class A shares of Cash Reserves approximately 8 years after your original purchase of the Class B shares, reducing future annual expenses.

If you are new to the Funds, please complete and sign an account application and mail it to the address on the application.

How to Sell Shares

Selling your shares in a Fund is called a "redemption" because the Fund buys back its shares.

You may sell (redeem) your shares on any business day by placing a redemption request with your Shareholder Servicing Agent. You may contact your Shareholder

Servicing Agent in writing or, if your Shareholder Servicing Agent permits, by telephone. All redemption requests must be in proper form, as determined by your Shareholder Servicing Agent.

The price you receive will be the net asset value (normally $1.00 per share) the next time it is calculated after your redemption request has been received by your Shareholder Servicing Agent. Shares are sold without a sales charge, except that certain holders of Class A and Class B shares of CitiFunds Cash Reserves may pay a sales charge when they sell their shares.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but generally within seven days. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Holders of Class A and Class B shares of CitiFunds Cash Reserves should note that the contingent deferred sales charges, called a CDSC, applicable to your shares, if any, is based on the CDSC applicable to the shares of the CitiFund that you owned before exchanging into Cash Reserves. If you have exchanged your shares more than once, you will be charged the highest CDSC applicable to your shares. The CDSC is based on either the original purchase price or what you sell your shares for, whichever is less. The amount of time that you owned shares of another CitiFund before you exchanged them for Cash Reserves shares will be counted to determine the amount of sales charge that you owe. You may be eligible for a waiver of the CDSC when you sell your shares. For more information about waivers, contact your account representative or request a copy of the Fund's Statement of Additional Information.


Fund Distributions and Tax Information

Distributions
Dividends for all shareholders of record are declared each business day. Shares begin to accrue dividends on the day they are purchased. You will not receive dividends for the day on which you sell your shares.

Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Tax Information
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

For Cash Reserves and U.S. Treasury Reserves, you normally will be required to pay federal income tax on any dividends and other distributions you receive, whether you take distributions in cash or reinvest them as additional shares. Distributions designated as capital gains dividends will be taxed as long-term net capital gains. Other distributions are generally taxed as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

For the Tax Free Funds, each Fund expects that most of its net income will be attributable to interest on municipal obligations and as a result most of each Fund's dividends to you will not be subject to federal income tax. However, each Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Fund may realize short-term or long-term capital gains or losses. As a result, a Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

You should know that Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. For California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves, each of these Funds expects that most of its dividends to you will not be subject to personal income tax of that particular state.

Shareholder Services

Your Shareholder Servicing Agent may make available to you certain services for your convenience. You should check with your Shareholder Servicing Agent for more information about the services available to you. Typical services include exchanges with certain other CitiFunds or other funds managed by Citibank and telephone purchases, sales and exchanges.